                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York              May 9, 2003
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                            0
                                            ---------------------------

Form 13F  Information Table Entry Total:                76
                                            ---------------------------

Form 13F  Information Table Value Total:           $99,119,366
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----







         [Repeat as necessary.]

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                          PERIOD ENDED: MARCH 31, 2003


                                                                                      Item 6:                        Item 8:
   Item 1:                                                                     Investment Discretion             Voting Authority
                             Item 2:   Item 3:   Item 4:       Item 5:                  (b)                               (b)
                              Title     SEDOL/    Fair      SHARES                    Shared   (c)                      Shared
                                of      CUSIP    Market      PRN     SH   PUT/   (a)    As    Shared Item 7:    (a)        As   (c)
Name of Issuer                Class     Number    Value     Amount   PRN  CALL   Sole Defined  Other Manager    Sole    Defined None
------------------------------------------------------------------------------------------------------------------------------------
3M CO                         COM     88579Y101 $1,586,366    12,200  SH                 x              1       12,200
AC MOORE ARTS & CRAFTS INC    COM     00086T103   $413,517    29,900  SH                 x              1       29,900
AMAZON.COM INC                COM     023135106   $926,668    35,600  SH                 x              1       35,600
AMDOCS LTD                    COM       2256908 $1,228,400    92,500  SH                 x              1       92,500
AMGEN INC                     COM     031162100 $3,516,305    61,100  SH                 x              1       61,100
APPLIED MATERIALS INC         COM     038222105 $1,073,074    85,300  SH                 x              1       85,300
AVON PRODUCTS INC             COM     054303102   $758,765    13,300  SH                 x              1       13,300
BAKER HUGHES INC              COM     057224107   $736,278    24,600  SH                 x              1       24,600
BANK ONE CORP                 COM     06423A103 $1,052,448    30,400  SH                 x              1       30,400
BEAR STEARNS COMPANIES INC    COM     073902108 $1,574,400    24,000  SH                 x              1       24,000
BEST BUY CO INC               COM     086516101   $755,160    28,000  SH                 x              1       28,000
BIOTECH HOLDRs TRUST          COM     09067D201 $3,394,300    36,400  SH                 x              1       36,400
BJ SERVICES CO                COM     055482103 $2,311,008    67,200  SH                 x              1       67,200
CATHAY PACIFIC AIRWAYS        COM       6179755   $941,591   773,000  SH                 x              1      773,000
CHICO'S FAS INC               COM     168615102 $1,502,000    75,100  SH                 x              1       75,100
CISCO SYSTEMS INC             COM     17275R102 $1,165,604    89,800  SH                 x              1       89,800
CITIGROUP INC                 COM     172967101 $1,588,145    46,100  SH                 x              1       46,100
CLEAR CHANNEL COMMUNICATIONS  COM     184502102 $1,288,960    38,000  SH                 x              1       38,000
COACH INC                     COM     189754104 $1,598,361    41,700  SH                 x              1       41,700
CONOCOPHILLIPS                COM     20825C104 $1,661,600    31,000  SH                 x              1       31,000
DELL COMPUTER CORP            COM     247025109 $1,472,009    53,900  SH                 x              1       53,900
DU PONT (E.I.) DE NEMOURS     COM     263534109 $1,344,556    34,600  SH                 x              1       34,600
EBAY INC                      COM     278642103 $1,689,138    19,800  SH                 x              1       19,800
ENTERCOM COMMUNICATIONS
  CORP                        COM     293639100 $1,106,532    25,200  SH                 x              1       25,200
ESPRIT HOLDINGS LTD           COM       6321642 $1,965,817 1,039,400  SH                 x              1    1,039,400
EXTREME NETWORKS INC          COM     30226D106   $286,646    66,200  SH                 x              1       66,200
GENENTECH INC                 COM     368710406 $1,596,456    45,600  SH                 x              1       45,600
GOLDMAN SACHS GROUP INC       COM     38141G104   $769,304    11,300  SH                 x              1       11,300
HUTCHISON WHAMPOA LTD         COM       6448068   $439,712    80,690  SH                 x              1       80,690
HYDRIL COMPANY                COM     448774109 $2,146,641    85,900  SH                 x              1       85,900
INFOSYS TECHNOLOGIES-SP ADR   ADR     456788108   $766,875    12,500  SH                 x              1       12,500
INTEL CORP                    COM     458140100 $1,131,460    69,500  SH                 x              1       69,500
INTERNATIONAL PAPER CO        COM     460146103 $1,578,460    46,700  SH                 x              1       46,700
JETBLUE AIRWAYS CORP          COM     477143101 $1,511,581    54,550  SH                 x              1       54,550
JOHNSON ELECTRIC HLDGS        COM       6281939   $936,240   854,000  SH                 x              1      854,000

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                          PERIOD ENDED: MARCH 31, 2003


                                                                                      Item 6:                         Item 8:
   Item 1:                                                                     Investment Discretion             Voting Authority
                             Item 2:   Item 3:   Item 4:       Item 5:                  (b)                               (b)
                              Title     SEDOL/    Fair      SHARES                    Shared   (c)                      Shared
                                of      CUSIP    Market      PRN     SH   PUT/   (a)    As    Shared Item 7:    (a)        As   (c)
Name of Issuer                Class     Number    Value     Amount   PRN  CALL   Sole Defined  Other Manager    Sole    Defined None
------------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORPORATION        COM     482480100 $1,588,636    44,200  SH                 x              1       44,200
KOHLS CORP                    COM     500255104 $1,493,712    26,400  SH                 x              1       26,400
LEHMAN BROTHERS HOLDINGS
  INC                         COM     524908100 $1,270,500    22,000  SH                 x              1       22,000
LENNAR CORP-CL A              COM     526057104 $1,542,240    28,800  SH                 x              1       28,800
LI & FUNG LTD                 COM       6286257   $748,176   711,600  SH                 x              1      711,600
MANPOWER INC                  COM     56418H100 $1,583,640    53,000  SH                 x              1       53,000
MICROCHIP TECHNOLOGY INC      COM     595017104 $1,093,505    54,950  SH                 x              1       54,950
MICROSOFT CORP                COM     594918104 $1,549,440    64,000  SH                 x              1       64,000
NABORS INDUSTRIES LTD         COM       2963372 $2,322,268    58,246  SH                 x              1       58,246
NETSCREEN TECHNOLOGIES INC    COM     64117V107 $1,469,928    87,600  SH                 x              1       87,600
NETWORK APPLIANCE INC         COM     64120L104 $1,182,783   105,700  SH                 x              1      105,700
NEUBERGER BERMAN INC          COM     641234109 $1,219,536    43,200  SH                 x              1       43,200
NIKKO CORDIAL CORP            COM       6640284   $453,684   165,000  SH                 x              1      165,000
NOKIA CORP-SPON ADR           ADR     654902204 $1,423,416   101,600  SH                 x              1      101,600
OMNICOM GROUP                 COM     681919106   $861,303    15,900  SH                 x              1       15,900
PEOPLESOFT INC                COM     712713106 $1,227,060    80,200  SH                 x              1       80,200
PFIZER INC                    COM     717081103 $1,084,368    34,800  SH                 x              1       34,800
PRAXAIR INC                   COM     74005P104 $1,853,915    32,900  SH                 x              1       32,900
PRINCIPAL FINANCIAL GROUP     COM     74251V102 $1,202,302    44,300  SH                 x              1       44,300
QUALCOMM INC                  COM     747525103 $1,620,000    45,000  SH                 x              1       45,000
REDIFF.COM INDIA LIMITED-ADR  ADR     757479100   $616,146   199,400  SH                 x              1      199,400
ROBERT HALF INTL INC          COM     770323103 $1,020,877    76,700  SH                 x              1       76,700
SAMSUNG ELECTRONICS CO LTD    COM       6771720 $2,113,303     9,305  SH                 x              1        9,305
SAP AG-SPONSORED ADR          ADR     803054204 $1,103,472    58,200  SH                 x              1       58,200
SEAGATE TECHNOLOGY            COM       2166245   $542,832    52,600  SH                 x              1       52,600
SERENA SOFTWARE INC           COM     817492101 $1,315,186    82,400  SH                 x              1       82,400
SYMANTEC CORP                 COM     871503108 $1,578,954    40,300  SH                 x              1       40,300
SYSCO CORP                    COM     871829107 $1,498,416    58,900  SH                 x              1       58,900
TAIWAN SEMICONDUCTOR-SP ADR   ADR     874039100   $953,496   139,400  SH                 x              1      139,400
TEXAS INSTRUMENTS INC         COM     882508104 $1,263,764    77,200  SH                 x              1       77,200
TEXWINCA HOLDINGS LTD.        COM       6039558 $1,245,300 1,689,000  SH                 x              1    1,689,000
THE WALT DISNEY CO.           COM     254687106 $1,010,988    59,400  SH                 x              1       59,400
TIFFANY & CO                  COM     886547108   $362,500    14,500  SH                 x              1       14,500
TYCO INTERNATIONAL LTD        COM     902124106 $1,507,192   117,200  SH                 x              1      117,200
UNITED PARCEL SERVICE-CL B    COM     911312106   $934,800    16,400  SH                 x              1       16,400

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                          PERIOD ENDED: MARCH 31, 2003

                                                                                      Item 6:                        Item 8:
   Item 1:                                                                     Investment Discretion             Voting Authority
                             Item 2:   Item 3:   Item 4:       Item 5:                  (b)                               (b)
                              Title     SEDOL/    Fair      SHARES                    Shared   (c)                      Shared
                                of      CUSIP    Market      PRN     SH   PUT/   (a)    As    Shared Item 7:    (a)        As   (c)
Name of Issuer                Class     Number    Value     Amount   PRN  CALL   Sole Defined  Other Manager    Sole    Defined None
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC-CL B               COM     925524308 $1,106,556    30,300  SH                 x              1       30,300
VODAFONE GROUP PLC-SP ADR     ADR     92857W100 $1,413,872    77,600  SH                 x              1       77,600
WEIGHT WATCHERS INTL INC      COM     948626106   $985,470    21,400  SH                 x              1       21,400
WESTERN DIGITAL CORP          COM     958102105 $1,800,222   198,700  SH                 x              1      198,700
WHOLE FOODS MARKET INC        COM     966837106 $1,313,104    23,600  SH                 x              1       23,600
XL CAPITAL LTD -CLASS A       COM       2283401   $828,126    11,700  SH                 x              1       11,700

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.